Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
5. Convertible Preferred Stock
The Company had issued Series A convertible preferred stock (the “Series A”), Series B convertible preferred stock (the “Series B”) and Series C convertible preferred stock (the “Series C”). Collectively the Series A, Series B and Series C are referred to as the Preferred Stock.
On January 9, 2020, the Company issued and sold 19,936,296 shares of Series C at a price of $5.5914 per share for gross proceeds of $111.5 million. The Company incurred issuance costs in connection with this transaction of $2.6 million.
Upon the closing of the IPO in June 2020, the Company’s Preferred Stock automatically converted into 27,094,085 shares of common stock.

6. Convertible preferred stock
The Company has issued Series A convertible preferred stock (the “Series A”), Series B convertible preferred stock (the “Series B”) and Series C convertible preferred stock (the “Series C”). Collectively the Series A, Series B and Series C are referred to as the Preferred Stock. On February 22, 2018, the Company issued and sold 10,974,644 shares of Series B at a price of $9.1457 per share for gross proceeds of $100.4 million. The Company incurred issuance costs in connection with this transaction of $0.2 million.
On January 9, 2020 (unaudited), the Company issued and sold 19,936,296 shares of Series C at a price of $5.5914 per share for gross proceeds of $111.5 million. The Company incurred issuance costs in connection with this transaction of $2.6 million.
Upon issuance of each class of Preferred Stock, the Company assessed the embedded conversion and liquidation features of the shares and determined that such features did not require the Company to separately account for these features. The Company also concluded that no beneficial conversion feature existed on the issuance date of each class of Preferred Stock.
Preferred Stock consisted of the following at December 31, 2018 and 2019:

(in thousands except share amounts)	Preferred stock authorized	Preferred stock issued and outstanding	Carrying value	Liquidation preference	Common stock issuable upon conversion
Series A Preferred Stock	15,451,020	15,451,020	$15,404	$15,451	8,747,675
Series B Preferred Stock	10,974,644	10,974,644	100,189	100,371	6,213,352	(1)

	26,425,664	26,425,664	$115,593	$115,822	14,961,027	(1)

(1)
Upon issuance and sale of the Series C in January 2020 (see Note 13), the 10,974,644 outstanding shares of Series B became convertible into 7,059,406 shares of common stock and the 26,425,664 outstanding shares of Preferred Stock became convertible into 15,807,081 shares of common stock.

The holders of Preferred Stock have the following rights and preferences:
Voting
The holders of Preferred Stock are entitled to vote, together with the holders of common stock, on matters submitted to stockholders for a vote. The holders of Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which each such share of Preferred Stock could convert. In addition, the holders of Series A, voting exclusively and as a separate class, are entitled to elect two directors of the Company. The holders of Series B, voting exclusively and as a separate class, are entitled to elect one director of the Company.
Conversion
Each share of Preferred Stock is convertible at the option of the holder at any time after the date of issuance. Each share of Preferred Stock will be automatically converted into shares of common stock at the applicable conversion ratio then in effect upon the closing of a firm commitment public offering of common stock with a price of at least $8.0496 per share and at least $40.0 million of gross proceeds to the Company. Shares of Series A will be automatically converted into shares of common stock at the applicable conversion ratio then in effect upon written consent of the holders of at least a majority of the then-outstanding shares of Series A. Shares of Series B will be automatically converted into shares of common stock at the applicable conversion ratio then in effect upon written consent of the holders of at least 57% of the then-outstanding shares of Series B. Shares of Series C will be automatically converted into shares of common stock at the applicable conversion ratio then in effect upon written consent of the holders of at least a majority of the then-outstanding shares of Series C.
The conversion ratio of each series of Preferred Stock is determined by dividing the Original Issue Price of each series by the Conversion Price of each series. The Original Issue Price is $1.00 per share for Series A and $9.1457 per share for Series B. The Conversion Price at issuance was $1.7663 per share for Series A and $16.1540 per share (when rounded to the nearest ten-thousandth)
for Series B, subject to appropriate adjustment in the event of any stock split, stock dividend, combination or other similar recapitalization and other adjustments as set forth in the Company’s certificate of incorporation, as amended and restated. As a result, as of December 31, 2018 and 2019, each outstanding share of Series A and Series B was convertible into common stock on a
1.7663-for-one
basis. The Original Issue Price is $5.5914 per share for Series C and the Conversion Price of the Series C is $9.8761 per share (when rounded to the nearest ten-thousandth),
subject to appropriate adjustment in the event of any stock split, stock dividend, combination or other similar recapitalization and other adjustments as set forth in the Company’s certificate of incorporation, as amended and restated. As a result, each outstanding share of Series C is convertible into common stock on a
1.7663-for-one
basis.
Upon the issuance and sale of Series C in January 2020 at the Original Issue Price of $5.5914 per share, the Conversion Price of the Series B was adjusted to $14.2180 per share (when rounded to the nearest ten-thousandth)
(see Note 13).
Dividends
The holders of Preferred Stock are entitled to receive noncumulative dividends if and when declared by the Company’s board of directors at a rate of 6.0% of the Original Issuance Price per share of each series of Preferred Stock (subject to appropriate adjustment in the event of any stock split, stock dividend, combination or other similar recapitalization with respect to such shares) per annum. The Company may not declare, pay or set aside any dividends on shares of any other series of capital stock of the Company, other than dividends on common stock payable in common stock, unless the holders of the Preferred Stock first receive, or simultaneously receive, a dividend on each outstanding share of Preferred Stock in an amount equal to the greater of (i) 6.0% of the Original Issuance Price of each series of Preferred Stock (subject to appropriate adjustment in the event of any stock split, stock dividend, combination or other similar recapitalization with respect to such shares) per annum from the date of issuance of such shares, and (ii) (A) in the case of a dividend on common stock or any class or series of stock that is convertible into common stock, that dividend per share of Preferred Stock as would equal the product of (1) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into common stock and (2) the number of shares of common stock issuable upon conversion of each share of Preferred Stock, or (B) in the case of a dividend on any class or series that is not convertible into common stock, at a rate per share of Preferred Stock determined by (1) dividing the amount of the dividend payable on each share of such class or series of capital stock by the Original Issue Price of such class or series of capital stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination of or other similar recapitalization affecting such shares) and (2) multiplying such fraction by an amount equal to the Original Issue Price of each series of Preferred Stock. If the Company declares, pays or sets aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of the Preferred Stock shall be calculated based upon the dividend on the class or series of capital stock that would result in the highest Preferred Stock dividend. No dividends were declared or paid during the years ended December 31, 2018 or 2019.
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding-up of
the Company or Liquidating Event (as described below), the holders of shares of Preferred Stock will receive, in preference to the common stockholders, an amount equal to the greater of (i) the Original Issue Price per share of the respective share of Preferred Stock, plus all dividends declared but unpaid on such shares, or (ii) the amount the holders would receive if the Preferred Stock were converted into common stock prior to such liquidation event. In the event that the assets available for distribution to the Company’s stockholders are not sufficient to permit payment to the holders of Preferred Stock in the full amount to which they are entitled, the assets available for distribution will be distributed on a pro rata basis among the holders of the Preferred Stock. After the payment of all preferential amounts to the holders of the Preferred Stock then, to the extent available, the remaining assets available for distribution shall be distributed among the holders of the common stock ratably based on the number of shares of common stock held by each holder.
Unless the holders of (i) at least a majority of the then-outstanding shares of Preferred Stock, voting together as a single class on an as-converted basis,
(ii) at least 57% of the then-outstanding shares of Series B, voting together as a separate series on an as-converted
basis, and (iii) at least a majority of the then-outstanding shares of Series C, voting together as a separate series on an as-converted
basis, elect otherwise, a Liquidating Event shall include a merger or consolidation (other than one in which stockholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or a sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company.